Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of Balance Sheet Impacts of Initial Application of IFRIC Agenda Decision	The table below shows the impacts on line items in the consolidated balance sheet affected by this change in accounting policy for the two comparative financial periods:

(€ million)	December 31, 2019		December 31, 2020
Other intangible assets (a)	(63)		(80)
Deferred tax assets	15		19
Non-current assets	(48)		(61)
Total assets	(48)		(61)
Equity attributable to equity holders of Sanofi	(48)	(b)	(61)	(c)
Total equity and liabilities	(48)		(61)
(a) The impact of €(80) million on Other intangible assets as of December 31, 2020 comprises:
•an impact of €(115) million on the gross value of Other intangible assets, comprising (i) €(55) million as of January 1, 2019; (ii) €(30) million for the year ended December 31, 2019 (of which €(29) million relates to acquisitions and other increases in the period, as reflected within Acquisitions of property, plant and equipment and intangible assets in the consolidated statement of cash flows; and (iii) €(30) million in the year ended December 31, 2020 (of which €(31) million relates to acquisitions and other increases in the period, as reflected within Acquisitions of property, plant and equipment and intangible assets in the consolidated statement of cash flows;
•an impact of €35 million on amortization and impairment of Other intangible assets, comprising (i) €15 million as of January 1, 2019; (ii) €7 million for the year ended December 2019; and (iii) €13 million for the year ended December 31, 2020. The impacts arising in the years ended December 31, 2019 and 2020 have been reflected within Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets in the consolidated statement of cash flows.
(b) For the year ended December 31, 2019: includes impacts of €(22) million on income before taxes (operating income) and €(16) million on net income.
(c) For the year ended December 31, 2020: includes impacts of €(18) million on income before taxes (operating income) and €(14) million on net income.